UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:          High Mountain II LLC
     Address:       700 North Water Street, Suite 1200
                    Milwaukee, WI 53202

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Lubar
Title:     Manager
Phone:     414-291-9000

Signature, Place, and Date of Signing:

/s/ David Lubar              Milwaukee, WI                February 11, 2009
---------------              -------------                -----------------
  Signature                   City, State                       Date

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:

     Number of Other Included Mangers:            0

     Form 13F Information Table Entry Total:      11

     Form 13F Information Table Value Total:      $71,944 (thousands)

     List of Other Included Managers:             None

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Crosstex Energy, Inc.          COM              22765Y104  9617739 2466087 SH       DEFINED                    X    0
Crosstex Energy, LP            COM              22765U102  1384993  316932 SH       DEFINED                    X    0
Approach Resources, Inc.       COM              03834A103  6843476  936180 SH       DEFINED                    X    0
Weatherford International Ltd. COM              G95089101 38952000 3600000 SH       SOLE                X           0
Weatherford International Ltd. COM              G95089101  6223318  675168 SH       DEFINED                    X    0
Metavante Technologies Inc.    COM              591407101    53695    3333 SH       SOLE                X           0
Metavante Technologies Inc.    COM              591407101    80550    5000 SH       DEFINED                    X    0
Marshall & Ilsley Corp.        COM              571837103   136400   10000 SH       SOLE                X           0
Marshall & Ilsley Corp.        COM              571837103  8089685  593084 SH       DEFINED                    X    0
Google Inc.                    COM              38259P508   369180    1200 SH       DEFINED                    X    0
Rockwell Automation Inc.       COM              773903109   193440    6000 SH       DEFINED                    X    0